COMMITMENTS AND CONTINGENCIES (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2008 handset	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capital commitments
Purchase agreements to acquire property, plant and equipment, intangible assets and costs related thereto		$ 560,300,000
Agreement with Apple
Number of iPhone handsets to be bought under unconditional purchase agreement with Apple Sales International	1,500,000
Period over which iPhone handsets are to be bought under unconditional purchase agreement with Apple Sales International (in years)	three year
Percentage of total purchase installment made		28.60%
Amount paid for handsets purchased		140,800,000	79,400,000	3,400,000
Operating leases
Rental expenses included in operating expenses		389,100,000	338,300,000	278,500,000
Rental expenses included in cost of services		232,000,000	182,400,000	168,700,000
Future minimum lease payments due for the five years ending December 31,2016 and thereafter
2012		249,334,000
2013		49,426,000
2014		36,639,000
2015		31,832,000
2016		28,439,000
Thereafter		74,525,000
Total		$ 470,195,000